Shareholders’ equity (Details Narrative)			1 Months Ended		12 Months Ended
		Mar. 15, 2024	Nov. 29, 2024	Sep. 19, 2023 shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares		Dec. 31, 2024 CNY (¥) ¥ / shares shares	May 14, 2018 $ / shares shares
Class of Stock [Line Items]
Reverse share split description		The Meeting approved amendments to (i) every ten (10) shares of the Company’s ordinary share issued, par value of US$0.001, was consolidated into one (1) share of ordinary share, par value $0.01, and the authorized share capital of the Company was reduced from US$200,000 divided into 200,000,000 shares of a nominal or par value of US$0.0001 each to US$200,000 divided into 20,000,000 shares of a nominal or par value of US$0.01 each; (ii) increase the number of authorized Ordinary shares of the Company from US$200,000 divided into 20,000,000 shares of a nominal or par value of US$0.01 each to US$2,000,000 divided into 200,000,000 shares of a nominal or par value of US$0.01 each, by the creation of an additional 180,000,000 shares of a nominal or par value of US$0.01 each to rank pari passu in all respects with the existing shares in the capital of the Company.	The Meeting approved amendments to (i) every 20 issued and unissued ordinary shares of a nominal or par value of US$0.01 each in the capital of the Company be consolidated into one (1) share of a nominal or par value of US$0.2 each such that following the Share Consolidation the authorized share capital of the Company will be changed from US$2,000,000 divided into 200,000,000 shares of a nominal or par value of US$0.01 each to US$2,000,000 divided into 10,000,000 shares of a nominal or par value of US$0.02 each; (ii) increase the authorized share capital of the Company from US$2,000,000 divided into 10,000,000 Consolidated Ordinary Shares of a nominal or par value of$0.2 each, to US$200,000,000 divided into 1,000,000,000 Consolidated Ordinary Shares of a nominal or par value of $0.2 each, by the creation of an additional 990,000,000 Consolidated Ordinary Shares.
Share consolidation description					the share capital of the Company is US$200,000,000 divided into 1,000,000,000 shares comprising of (i) 800,000,000 Class A Ordinary Shares of a par value of US$0.2 each, and (ii) 200,000,000 Class B Ordinary Shares of a par value of US$0.2 each.	the share capital of the Company is US$200,000,000 divided into 1,000,000,000 shares comprising of (i) 800,000,000 Class A Ordinary Shares of a par value of US$0.2 each, and (ii) 200,000,000 Class B Ordinary Shares of a par value of US$0.2 each.
Retained earnings for statutory reserves					$ 1,134,146		¥ 13,134,098		¥ 8,152,694
Statutory reserve					197,497		1,169,819		1,419,689
Statutory reserves					1,134,146		¥ 13,134,098		¥ 8,152,694
Paid-in-capital and statutory reserve					$ 18,007,285	¥ 129,443,568
Class A Ordinary Shares [Member]
Class of Stock [Line Items]
Shares issued				38,750			38,750	[1]
Shares issued	[1]				12,537,537	12,537,537
Shares issued for cash, shares	[1]				340,976	340,976
Class B Ordinary Shares [Member]
Class of Stock [Line Items]
Shares issued	[1]				10,000,000	10,000,000
Ordinary Shares [Member]
Class of Stock [Line Items]
Common Stock, Shares Authorized										50,000,000
Common stock, par value | $ / shares										$ 0.001
Class A Ordinary Shares [Member]
Class of Stock [Line Items]
Common stock, par value | $ / shares					$ 0
Ordinary stock, shares authorized					800,000,000				800,000,000
Ordinary stock, shares issued					13,136,546				13,136,546
Ordinary stock, shares outstanding					13,136,546				13,136,546
Class B Ordinary Shares [Member]
Class of Stock [Line Items]
Common stock, par value | ¥ / shares									¥ 0.2
Ordinary stock, shares issued					10,000,000				10,000,000
Ordinary stock, shares outstanding					10,000,000				10,000,000
Statutory reserves					$ 890,475				¥ 6,401,093
Common Class A [Member]
Class of Stock [Line Items]
Common Stock, Shares Authorized					800,000,000		800,000,000		800,000,000
Common stock, par value | ¥ / shares							¥ 0.2		¥ 0.2
Ordinary stock, shares issued					13,136,546		258,033		13,136,546
Ordinary stock, shares outstanding					13,136,546		258,033		13,136,546

[1]	Number of shares has been retrospectively adjusted for the share consolidation (10 to 1, and 20 to 1) effective March 22, 2024 and December 13, 2024